UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)           (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:                (212) 632-6000

Date of fiscal year end:                12/31

Date of reporting period:             3/31/2006

FORM N-Q

Item 1.                     Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio

Common Stocks—97.8%

Alcohol & Tobacco—0.9%
Altria Group, Inc.	9,600	$680,256

Banking—7.6%
Bank of America Corp.	69,238	3,153,098
Golden West Financial Corp. (c)	14,200	964,180
The Bank of New York Co., Inc.	37,500	1,351,500

		5,468,778

Building & Construction—1.2%
Masco Corp.	26,600	864,234

Cable & Broadcasting—1.0%
Comcast Corp., Class A (a)	28,600	747,032

Chemicals—1.3%
Cabot Corp.	11,400	387,486
Du Pont (E.I.) de Nemours & Co.	12,500	527,625

		915,111

Commercial Services—4.1%
ARAMARK Corp., Class B (c)	37,300	1,101,842
Automatic Data Processing, Inc.	33,375	1,524,570
Republic Services, Inc.	8,700	369,837

		2,996,249

Computer Software—7.7%
CA, Inc.	19,100	519,711
Microsoft Corp.	125,930	3,426,555
Oracle Corp. (a)	116,350	1,592,832

		5,539,098

Consumer Products—2.5%
The Procter & Gamble Co.	21,600	1,244,592
The Stanley Works	10,500	531,930

		1,776,522

Drugs—3.4%
Bristol-Myers Squibb Co.	28,100	691,541
Pfizer, Inc.	71,290	1,776,547

		2,468,088

Energy Integrated—6.3%
Chevron Corp.	14,388	834,073
ConocoPhillips	11,560	730,014
Exxon Mobil Corp.	49,498	3,012,448

		4,576,535

Energy Services—3.1%
BJ Services Co.	22,700	785,420
Halliburton Co. (c)	6,400	467,328

Description	Shares	Value

The Williams Cos., Inc.	47,400	$1,013,886

		2,266,634

Financial Services—8.5%
Ameriprise Financial, Inc.	6,700	301,902
Citigroup, Inc.	53,117	2,508,716
JPMorgan Chase & Co.	42,146	1,754,959
Mellon Financial Corp.	24,100	857,960
The Bear Stearns Cos., Inc.	5,400	748,980

		6,172,517

Food & Beverages—0.6%
Kraft Foods, Inc., Class A (c)	14,100	427,371

Forest & Paper Products—3.6%
Ball Corp.	18,400	806,472
International Paper Co.	17,300	598,061
Kimberly-Clark Corp.	12,400	716,720
Louisiana-Pacific Corp.	18,500	503,200

		2,624,453

Health Services—1.2%
Laboratory Corp. of America
Holdings (a)	14,700	859,656

Insurance—5.6%
American International Group,
Inc.	15,999	1,057,374
Lincoln National Corp.	6,600	360,294
PartnerRe, Ltd.	7,200	447,048
The Allstate Corp.	17,600	917,136
The St. Paul Travelers Cos., Inc.	10,000	417,900
Willis Group Holdings, Ltd.	10,300	352,878
XL Capital, Ltd., Class A	8,100	519,291

		4,071,921

Leisure & Entertainment—5.8%
Clear Channel Communications,
Inc.	25,100	728,151
Expedia, Inc. (a), (c)	26,200	531,074
McDonald's Corp.	21,600	742,176
News Corp., Class A	63,700	1,058,057
Tribune Co.	19,800	543,114
Westwood One, Inc.	51,200	565,248

		4,167,820

Manufacturing—8.9%
Dover Corp.	17,600	854,656
General Electric Co.	67,225	2,338,086
Honeywell International, Inc.	25,443	1,088,197
Tyco International, Ltd.	34,100	916,608
United Technologies Corp.	20,900	1,211,573

		6,409,120

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Equity Portfolio (concluded)
Medical Products—3.2%
Becton, Dickinson & Co.	9,100	$560,378
Johnson & Johnson	29,395	1,740,772

		2,301,150

Printing & Publishing—0.4%
R.H. Donnelley Corp. (a)	5,485	319,391

Retail—7.6%
Dollar Tree Stores, Inc. (a)	35,500	982,285
Liz Claiborne, Inc.	14,000	573,720
Sears Holdings Corp. (a)	3,080	407,299
The Home Depot, Inc.	56,585	2,393,546
Wal-Mart Stores, Inc.	24,000	1,133,760

		5,490,610

Semiconductors & Components—
0.5%
Intel Corp.	17,720	342,882

Technology—1.5%
Accenture, Ltd., Class A	10,700	321,749
International Business Machines
Corp.	9,100	750,477

		1,072,226

Technology Hardware—6.1%
Avaya, Inc. (a), (c)	112,000	1,265,600
Cisco Systems, Inc. (a)	72,800	1,577,576
EMC Corp. (a)	35,300	481,139
Hewlett-Packard Co. (c)	34,000	1,118,600

		4,442,915

Telecommunications—4.8%
ALLTEL Corp.	11,900	770,525
Sprint Nextel Corp.	58,926	1,522,648
Verizon Communications, Inc.	35,210	1,199,252

		3,492,425

Transportation—0.4%
Overseas Shipholding Group, Inc.	6,100	292,373

Total Common Stocks
(Identified cost $65,189,149)		70,785,367

Short-Term Investments—7.4%
Collateral for Securities on Loan—
5.2%
State Street Navigator Securities
Lending Prime Portfolio, 4.71%
(e), (f)	3,764,431	3,764,431

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.2%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$1,595,000 United States
Treasury Note, 2.50%, 10/31/06,
with a value of $1,590,201)
Proceeds of $1,559,550	$ 1,559	$1,559,000

Total Short-Term Investments
(Identified cost $5,323,431)		5,323,431

Total Investments—105.2%
(Identified cost $70,512,580) (b)		$76,108,798

Liabilities in Excess of Cash and
Other Assets—(5.2)%		(3,746,959)

Net Assets—100.0%		$72,361,839

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio

Common Stocks—115.3%

Alcohol & Tobacco—2.3%
Altria Group, Inc.	50	$3,543

Banking—13.3%
AmSouth Bancorporation	49	1,326
Bank of America Corp.	187	8,516
City National Corp.	23	1,766
Golden West Financial Corp.	35	2,377
Marshall & Ilsley Corp.	35	1,525
SunTrust Banks, Inc.	30	2,183
The Bank of New York Co., Inc.	85	3,063

		20,756

Cable & Broadcasting—1.6%
Comcast Corp., Class A (a)	98	2,560

Chemicals—1.4%
Du Pont (E.I.) de Nemours & Co.	50	2,111

Commercial Services—2.8%
ARAMARK Corp., Class B	61	1,802
Automatic Data Processing, Inc.	29	1,324
Republic Services, Inc.	29	1,233

		4,359

Computer Software—3.9%
CA, Inc.	75	2,041
Microsoft Corp.	86	2,340
Oracle Corp. (a)	121	1,656

		6,037

Drugs—3.7%
Bristol-Myers Squibb Co.	35	862
Pfizer, Inc.	198	4,934

		5,796

Electric—1.2%
Edison International	45	1,853

Energy Exploration &
Production—1.6%
Apache Corp.	25	1,638
Occidental Petroleum Corp.	10	926

		2,564

Energy Integrated—12.9%
Chevron Corp.	82	4,753
ConocoPhillips	61	3,852
Exxon Mobil Corp.	145	8,825
Marathon Oil Corp.	35	2,666

		20,096

Description	Shares	Value

Energy Services—2.4%
Halliburton Co.	28	$2,045
The Williams Cos., Inc.	80	1,711

		3,756

Financial Services—13.6%
Ameriprise Financial, Inc.	25	1,127
Citigroup, Inc.	184	8,690
Countrywide Financial Corp.	30	1,101
JPMorgan Chase & Co.	104	4,331
Mellon Financial Corp.	52	1,851
The Bear Stearns Cos., Inc.	30	4,161

		21,261

Food & Beverages—2.3%
Kraft Foods, Inc., Class A	45	1,364
The Coca-Cola Co.	25	1,047
The Pepsi Bottling Group, Inc.	36	1,094

		3,505

Forest & Paper Products—3.0%
Ball Corp.	35	1,534
Kimberly-Clark Corp.	30	1,734
Owens-Illinois, Inc. (a)	85	1,476

		4,744

Health Services—0.9%
Triad Hospitals, Inc. (a)	35	1,467

Insurance—11.2%
American International Group,
Inc.	51	3,371
Aon Corp.	23	955
Lincoln National Corp.	34	1,856
PartnerRe, Ltd.	25	1,552
The Allstate Corp.	53	2,762
The St. Paul Travelers Cos., Inc.	69	2,883
Willis Group Holdings, Ltd.	65	2,227
XL Capital, Ltd., Class A	28	1,795

		17,401

Leisure & Entertainment—8.7%
Clear Channel Communications,
Inc.	72	2,089
Gannett Co., Inc.	33	1,977
McDonald's Corp.	51	1,752
News Corp., Class A	162	2,691
Royal Caribbean Cruises, Ltd.	25	1,051
Time Warner, Inc.	148	2,485
Viacom, Inc., Class B (a)	38	1,474

		13,519

Manufacturing—8.3%
General Electric Co.	149	5,182

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (concluded)
Honeywell International, Inc.	41	$1,754
Ingersoll-Rand Co., Ltd., Class A	30	1,254
Pitney Bowes, Inc.	25	1,073
Tyco International, Ltd.	82	2,204
United Technologies Corp.	26	1,507

		12,974

Medical Products—4.1%
Becton, Dickinson & Co.	20	1,232
Johnson & Johnson	70	4,145
Zimmer Holdings, Inc. (a)	16	1,082

		6,459

Printing & Publishing—1.1%
R.H. Donnelley Corp. (a)	30	1,747

Retail—2.6%
Dollar Tree Stores, Inc. (a)	30	830
Liz Claiborne, Inc.	39	1,598
The Home Depot, Inc.	40	1,692

		4,120

Semiconductors & Components—
1.3%
Flextronics International, Ltd. (a)	105	1,087
Intel Corp.	50	967

		2,054

Technology—1.6%
International Business Machines
Corp.	30	2,474

Technology Hardware—2.5%
Avaya, Inc. (a)	159	1,797
Hewlett-Packard Co.	63	2,072

		3,869

Telecommunications—6.4%
ALLTEL Corp.	35	2,266
Sprint Nextel Corp.	150	3,876
Verizon Communications, Inc.	115	3,917

		10,059

Transportation—0.6%
Teekay Shipping Corp.	25	927

Total Common Stocks
(Identified cost $176,377)		180,011

Total Investments—115.3%
(Identified cost $176,377) (b)		$180,011

Liabilities in Excess of Cash and
Other Assets—(15.3)%		(23,943)

Net Assets—100.0%		$156,068

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks—99.3%

Banking—8.0%
AmSouth Bancorporation	23,870	$645,684
Bank of America Corp.	56,076	2,553,701
Golden West Financial Corp.	11,905	808,349
The Bank of New York Co., Inc.	20,825	750,533

		4,758,267

Cable & Broadcasting—1.0%
Comcast Corp., Class A (a)	22,700	592,924

Chemicals—2.5%
Cabot Corp.	19,860	675,041
Du Pont (E.I.) de Nemours & Co.	19,180	809,588

		1,484,629

Commercial Services—4.9%
ARAMARK Corp., Class B	42,125	1,244,372
DST Systems, Inc. (a)	13,600	787,984
Republic Services, Inc.	20,035	851,688

		2,884,044

Computer Software—6.4%
Microsoft Corp.	92,005	2,503,456
Oracle Corp. (a)	96,760	1,324,645

		3,828,101

Consumer Products—3.2%
Fortune Brands, Inc.	10,345	834,118
The Stanley Works	20,685	1,047,902

		1,882,020

Drugs—1.1%
Pfizer, Inc.	23,720	591,102
Sepracor, Inc. (a)	1,500	73,215

		664,317

Electric—0.7%
Mirant Corp. (a)	16,400	410,000

Energy Integrated—3.8%
Chevron Corp.	15,205	881,434
ConocoPhillips	12,600	795,690
Exxon Mobil Corp.	9,800	596,428

		2,273,552

Energy Services—2.5%
BJ Services Co.	16,870	583,702
The Williams Cos., Inc.	43,500	930,465

		1,514,167

Description	Shares	Value

Financial Services—7.9%
Ameriprise Financial, Inc.	15,070	$679,054
Citigroup, Inc.	41,505	1,960,281
JPMorgan Chase & Co.	33,645	1,400,978
The Bear Stearns Cos., Inc.	4,530	628,311

		4,668,624

Food & Beverages—2.8%
Kraft Foods, Inc., Class A	28,300	857,773
The Pepsi Bottling Group, Inc.	25,750	782,543

		1,640,316

Forest & Paper Products—6.1%
Ball Corp.	16,515	723,852
International Paper Co.	19,870	686,906
Kimberly-Clark Corp.	15,180	877,404
Louisiana-Pacific Corp.	27,540	749,088
Temple-Inland, Inc.	13,865	617,686

		3,654,936

Health Services—1.7%
Laboratory Corp. of America
Holdings (a)	17,555	1,026,617

Insurance—4.4%
Marsh & McLennan Cos., Inc.	23,200	681,152
MGIC Investment Corp.	9,520	634,317
PartnerRe, Ltd.	9,530	591,718
The Allstate Corp.	13,500	703,485

		2,610,672

Leisure & Entertainment—10.8%
Cendant Corp.	37,100	643,685
Expedia, Inc. (a)	43,000	871,610
Gannett Co., Inc.	13,360	800,531
McDonald's Corp.	27,555	946,790
News Corp., Class A	50,680	841,795
Royal Caribbean Cruises, Ltd.	17,745	745,645
Time Warner, Inc.	41,900	703,501
Tribune Co.	21,065	577,813
Westwood One, Inc.	27,150	299,736

		6,431,106

Manufacturing—7.1%
Dover Corp.	12,520	607,971
Honeywell International, Inc.	16,950	724,951
Ingersoll-Rand Co., Ltd., Class A	19,710	823,681
Pitney Bowes, Inc.	14,800	635,364
Tyco International, Ltd.	24,160	649,421
United Technologies Corp.	13,580	787,233

		4,228,621

Medical Products—3.2%
Baxter International, Inc.	17,680	686,161

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)
Johnson & Johnson	20,365	$1,206,015

		1,892,176

Printing & Publishing—1.6%
R.H. Donnelley Corp. (a)	16,574	965,104

Retail—7.6%
Dollar Tree Stores, Inc. (a)	38,520	1,065,848
Foot Locker, Inc.	29,760	710,669
Liz Claiborne, Inc.	25,865	1,059,948
Sears Holdings Corp. (a)	5,150	681,036
The Home Depot, Inc.	24,200	1,023,660

		4,541,161

Technology—1.8%
International Business Machines
Corp.	12,890	1,063,038

Technology Hardware—6.4%
Avaya, Inc. (a)	120,875	1,365,887
Cisco Systems, Inc. (a)	65,555	1,420,577
Hewlett-Packard Co.	30,240	994,896

		3,781,360

Telecommunications—2.8%
ALLTEL Corp.	13,013	842,592
Sprint Nextel Corp.	31,140	804,657

		1,647,249

Transportation—1.0%
Overseas Shipholding Group, Inc.	5,700	273,201
Teekay Shipping Corp.	7,900	292,853

		566,054

Total Common Stocks
(Identified cost $58,497,227)		59,009,055

	Principal
	Amount
	(000)

Repurchase Agreement—1.0%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$640,000 United States Treasury
Note, 4.00%, 03/15/10 with a
value of $621,713)
Proceeds of $608,214
(Identified cost $608,000)	$608	608,000

Total Investments—100.3%
(Identified cost $59,105,227) (b)		$59,617,055

Liabilities in Excess of Cash and
Other Assets—(0.3)%		(203,452)

Net Assets—100.0%		$59,413,603

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio

Common Stocks—99.5%

Banking—3.9%
AmSouth Bancorporation	127,900	$3,459,695
City National Corp.	37,400	2,871,946
Hudson City Bancorp, Inc.	195,650	2,600,188

		8,931,829

Chemicals—3.0%
Cabot Corp.	106,300	3,613,137
Celanese Corp., Series A	155,100	3,252,447

		6,865,584

Commercial Services—6.8%
ARAMARK Corp., Class B	237,600	7,018,704
DST Systems, Inc. (a)	72,200	4,183,268
Republic Services, Inc.	101,700	4,323,267

		15,525,239

Computer Software—1.4%
BEA Systems, Inc. (a)	107,800	1,415,414
Compuware Corp. (a)	239,200	1,872,936

		3,288,350

Consumer Products—4.3%
Fortune Brands, Inc.	56,700	4,571,721
The Stanley Works	104,700	5,304,102

		9,875,823

Drugs—0.1%
Sepracor, Inc. (a)	6,500	317,265

Electric—0.9%
Mirant Corp. (a)	83,900	2,097,500

Energy Services—5.3%
Baker Hughes, Inc.	43,500	2,975,400
BJ Services Co.	78,900	2,729,940
GlobalSantaFe Corp.	18,900	1,148,175
The Williams Cos., Inc.	252,700	5,405,253

		12,258,768

Financial Services—3.3%
Ameriprise Financial, Inc.	79,600	3,586,776
Mellon Financial Corp.	111,900	3,983,640

		7,570,416

Food & Beverages—3.7%
Pilgrim's Pride Corp.	145,300	3,148,651
The Pepsi Bottling Group, Inc.	175,400	5,330,406

		8,479,057

Description	Shares	Value

Forest & Paper Products—5.2%
Ball Corp.	103,300	$4,527,639
Louisiana-Pacific Corp.	109,400	2,975,680
Pactiv Corp. (a)	92,000	2,257,680
Temple-Inland, Inc.	50,400	2,245,320

		12,006,319

Health Services—5.8%
Laboratory Corp. of America
Holdings (a)	75,200	4,397,696
Service Corp. International	504,600	3,935,880
Triad Hospitals, Inc. (a)	115,600	4,843,640

		13,177,216

Insurance—12.2%
Jefferson-Pilot Corp.	90,000	5,034,600
MGIC Investment Corp.	64,800	4,317,624
PartnerRe, Ltd.	74,900	4,650,541
Protective Life Corp.	145,200	7,222,248
RenaissanceRe Holdings, Ltd.	72,300	3,153,726
Willis Group Holdings, Ltd.	104,100	3,566,466

		27,945,205

Leisure & Entertainment—6.6%
Belo Corp., Class A	197,100	3,918,348
Expedia, Inc. (a)	239,100	4,846,557
GTECH Holdings Corp.	3,200	108,960
Royal Caribbean Cruises, Ltd.	91,900	3,861,638
Westwood One, Inc.	213,300	2,354,832

		15,090,335

Manufacturing—4.2%
Dover Corp.	98,100	4,763,736
Hubbell, Inc., Class B	32,900	1,686,454
Pitney Bowes, Inc.	74,900	3,215,457

		9,665,647

Printing & Publishing—2.2%
R.H. Donnelley Corp. (a)	85,235	4,963,234

Real Estate—2.3%
Health Care Property Investors,
Inc.	92,900	2,638,360
Trizec Properties, Inc.	101,700	2,616,741

		5,255,101

Retail—8.7%
Dollar Tree Stores, Inc. (a)	175,500	4,856,085
Foot Locker, Inc.	119,000	2,841,720
Liz Claiborne, Inc.	144,800	5,933,904
Sears Holdings Corp. (a)	22,428	2,965,879
The Kroger Co.	164,500	3,349,220

		19,946,808

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Mid Cap Portfolio (concluded)
Semiconductors & Components—
3.6%
Flextronics International, Ltd. (a)	234,200	$2,423,970
Solectron Corp. (a)	621,500	2,486,000
Vishay Intertechnology, Inc. (a)	230,700	3,285,168

		8,195,138

Technology Hardware—7.3%
Arrow Electronics, Inc. (a)	76,700	2,475,109
Avaya, Inc. (a)	645,900	7,298,670
CDW Corp.	71,200	4,190,120
Ingram Micro, Inc., Class A (a)	136,400	2,728,000

		16,691,899

Telecommunications—4.2%
ALLTEL Corp.	76,447	4,949,943
Citizens Communications Co.	360,300	4,781,181

		9,731,124

Transportation—4.5%
Laidlaw International, Inc.	137,200	3,731,840
Norfolk Southern Corp.	48,700	2,633,209
Overseas Shipholding Group, Inc.	28,800	1,380,384
Teekay Shipping Corp.	38,600	1,430,902
YRC Worldwide, Inc. (a)	30,500	1,160,830

		10,337,165

Total Common Stocks
(Identified cost $209,536,398)		228,215,022

	Principal
	Amount
	(000)

Repurchase Agreement—1.1%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$2,580,000 United States
Treasury Note, 2.50%, 10/31/06,
with a value of $2,572,237)
Proceeds of $2,518,888
(Identified cost $2,518,000)	$2,518	2,518,000

Total Investments—100.6%
(Identified cost $212,054,398) (b)		$230,733,022

Liabilities in Excess of Cash and
Other Assets—(0.6)%		(1,329,959)

Net Assets—100.0%		$229,403,063

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio

Common Stocks—97.2%

Agriculture—0.7%
Delta & Pine Land Co. (c)	66,800	$2,014,688

Banking—9.1%
Bank of the Ozarks, Inc. (c)	60,100	2,193,650
BankUnited Financial Corp.,
Class A (c)	61,500	1,662,960
Boston Private Financial
Holdings, Inc. (c)	57,200	1,932,788
First Community Bancorp (c)	36,900	2,127,654
First Midwest Bancorp, Inc.	39,100	1,429,887
MB Financial, Inc. (c)	73,600	2,605,440
Provident Bankshares Corp. (c)	53,200	1,939,140
Sterling Bancshares, Inc.	175,900	3,174,995
Texas Regional Bancshares, Inc.,
Class A	127,820	3,769,412
The South Financial Group, Inc.
(c)	53,500	1,399,025
Trustmark Corp. (c)	25,800	816,312
United Bankshares, Inc. (c)	46,900	1,794,863
Wintrust Financial Corp. (c)	27,400	1,593,858

		26,439,984

Building & Construction—2.0%
Building Materials Holding Corp.
(c)	32,100	1,144,044
Levitt Corp., Class A (c)	70,600	1,556,024
Perini Corp. (a), (c)	57,500	1,746,275
Texas Industries, Inc. (c)	22,700	1,373,123

		5,819,466

Chemicals—1.5%
Rogers Corp. (a), (c)	41,100	2,239,128
Westlake Chemical Corp. (c)	62,800	2,169,740

		4,408,868

Commercial Services—10.5%
ADVO, Inc. (c)	88,800	2,841,600
Arbitron, Inc.	56,670	1,916,579
G & K Services, Inc. (c)	33,200	1,412,328
H&E Equipment Services, Inc.	55,700	1,621,984
John H. Harland Co.	400	15,720
Learning Tree International, Inc.
(a), (c)	127,900	1,550,148
Navigant Consulting, Inc. (a), (c)	54,000	1,152,900
Rollins, Inc.	3,800	76,912
Tetra Tech, Inc. (a)	136,100	2,598,149
The BISYS Group, Inc. (a)	129,500	1,745,660
United Rentals, Inc. (a), (c)	97,300	3,356,850
ValueClick, Inc. (a)	53,800	910,296
Waste Connections, Inc. (a), (c)	57,600	2,293,056
Watson Wyatt Worldwide, Inc. (c)	92,000	2,997,360
WESCO International, Inc. (a)	30,800	2,094,708

Description	Shares	Value

Wireless Facilities, Inc. (a), (c)	418,700	$1,683,174
Wright Express Corp. (a)	74,200	2,081,310

		30,348,734

Computer Software—2.2%
Agile Software Corp. (a), (c)	303,300	2,314,179
NetIQ Corp. (a), (c)	171,200	1,908,880
Secure Computing Corp. (a), (c)	32,300	372,742
WebEx Communications, Inc. (a),
(c)	52,700	1,774,409

		6,370,210

Consumer Products—3.2%
Elizabeth Arden, Inc. (a), (c)	57,900	1,350,228
Fossil, Inc. (a), (c)	105,400	1,958,332
Matthews International Corp.,
Class A (c)	43,100	1,649,006
Take-Two Interactive Software,
Inc. (a), (c)	94,400	1,761,504
WMS Industries, Inc. (a), (c)	83,100	2,501,310

		9,220,380

Drugs—2.5%
First Horizon Pharmaceutical
Corp. (a), (c)	117,500	2,962,175
K-V Pharmaceutical Co., Class A
(a), (c)	89,500	2,158,740
SFBC International, Inc. (a), (c)	84,800	2,067,424

		7,188,339

Electric—1.0%
Cleco Corp. (c)	124,600	2,782,318

Energy Exploration &
Production—2.7%
Brigham Exploration Co. (a), (c)	172,700	1,512,852
Energy Partners, Ltd. (a), (c)	88,000	2,075,040
EXCO Resources, Inc.	107,100	1,341,963
Penn Virginia Corp. (c)	17,200	1,221,200
The Exploration Co. of Delaware
(a), (c)	161,700	1,817,508

		7,968,563

Energy Integrated—0.8%
Foundation Coal Holdings, Inc.	54,200	2,229,788

Energy Services—3.3%
CARBO Ceramics, Inc.	13,100	745,521
Dresser-Rand Group, Inc. (c)	81,700	2,030,245
Grey Wolf, Inc. (a), (c)	198,400	1,476,096
Kinder Morgan Management, LLC
(a)	41,556	1,828,464
Oil States International, Inc. (a),
(c)	37,700	1,389,245
Veritas DGC, Inc. (a), (c)	36,800	1,670,352

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (continued)
W-H Energy Services, Inc. (a)	11,100	$493,839

		9,633,762

Financial Services—2.1%
Financial Federal Corp. (c)	61,650	1,806,345
Waddell & Reed Financial, Inc. (c)	184,700	4,266,570

		6,072,915

Food & Beverages—1.1%
Performance Food Group Co. (a),
(c)	75,700	2,361,083
Sanderson Farms, Inc. (c)	37,800	846,720

		3,207,803

Gas Utilities—0.4%
New Jersey Resources Corp. (c)	28,400	1,285,100

Health Services—5.2%
Alderwoods Group, Inc. (a)	109,100	1,952,890
BioScrip, Inc. (a), (c)	262,400	1,891,904
Centene Corp. (a)	32,800	956,776
Five Star Quality Care, Inc. (a)	72,100	785,169
Hanger Orthopedic Group, Inc.
(a), (c)	205,200	1,426,140
Kindred Healthcare, Inc. (a), (c)	89,400	2,248,410
LifePoint Hospitals, Inc. (a), (c)	86,100	2,677,710
Varian, Inc. (a)	13,700	564,166
Ventiv Health, Inc. (a), (c)	76,300	2,534,686

		15,037,851

Insurance—5.4%
Arch Capital Group, Ltd. (a)	45,000	2,598,300
Aspen Insurance Holdings, Ltd.
(c)	110,300	2,719,998
Assured Guaranty, Ltd. (c)	88,431	2,210,775
Bristol West Holdings, Inc. (c)	118,200	2,275,350
RLI Corp. (c)	44,500	2,549,850
Scottish Re Group, Ltd. (c)	137,000	3,398,970

		15,753,243

Leisure & Entertainment—3.5%
Bally Technologies, Inc. (a), (c)	178,500	3,032,715
CBRL Group, Inc. (c)	44,500	1,953,995
Rare Hospitality International, Inc.
(a), (c)	78,300	2,727,189
Ruby Tuesday, Inc. (c)	74,200	2,380,336

		10,094,235

Manufacturing—7.3%
Acuity Brands, Inc. (c)	46,800	1,872,000
Applied Signal Technology, Inc.	69,300	1,374,219
Columbus McKinnon Corp. (a)	52,200	1,405,746
DRS Technologies, Inc. (c)	25,400	1,393,698
Esterline Technologies Corp. (a),
(c)	61,100	2,612,025

Description	Shares	Value

Insteel Industries, Inc. (c)	31,200	1,771,536
Kennametal, Inc.	33,700	$2,060,418
Knoll, Inc. (c)	118,700	2,530,684
Ladish Co., Inc. (a), (c)	81,300	2,355,261
RBC Bearings, Inc.	97,800	2,004,900
Regal-Beloit Corp. (c)	28,300	1,196,241
Wabash National Corp. (c)	31,200	616,200

		21,192,928

Medical Products—4.1%
Advanced Medical Optics, Inc.
(a), (c)	43,800	2,042,832
Candela Corp. (a)	83,000	1,792,800
Encore Medical Corp. (a), (c)	424,400	2,172,928
PSS World Medical, Inc. (a), (c)	118,800	2,291,652
Symmetry Medical, Inc. (a), (c)	112,000	2,375,520
Wright Medical Group, Inc. (a), (c)	66,600	1,315,350

		11,991,082

Metals & Mining—3.7%
Cleveland-Cliffs, Inc. (c)	24,000	2,090,880
NS Group, Inc. (a), (c)	56,800	2,614,504
Olin Corp. (c)	67,600	1,451,372
Oregon Steel Mills, Inc. (a), (c)	30,700	1,570,919
Quanex Corp. (c)	16,700	1,112,721
RTI International Metals, Inc. (a),
(c)	32,469	1,780,925

		10,621,321

Printing & Publishing—0.7%
R.H. Donnelley Corp. (a)	34,400	2,003,112

Real Estate—3.6%
Alexandria Real Estate Equities,
Inc. (c)	26,400	2,516,712
BioMed Realty Trust, Inc. (c)	63,900	1,893,996
Brandywine Realty Trust (c)	90,500	2,874,280
Cousins Properties, Inc. (c)	41,600	1,390,688
Healthcare Realty Trust, Inc. (c)	14,900	556,962
Highwoods Properties, Inc. (c)	24,800	836,504
Lexington Corporate Properties
Trust	21,100	439,935

		10,509,077

Retail—3.8%
CSK Auto Corp. (a), (c)	99,300	1,377,291
Guitar Center, Inc. (a), (c)	41,100	1,960,470
Hot Topic, Inc. (a), (c)	109,400	1,586,300
Pacific Sunwear of California, Inc.
(a)	58,800	1,303,008
The Finish Line, Inc.	145,800	2,398,410
The Talbots, Inc. (c)	86,300	2,318,881

		10,944,360

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Small Cap Portfolio (concluded)
Semiconductors & Components—7.1%
Actel Corp. (a), (c)	145,600	2,320,864
Benchmark Electronics, Inc. (a),
(c)	56,450	$2,164,857
Coherent, Inc. (a), (c)	108,500	3,809,435
Exar Corp. (a), (c)	167,700	2,394,756
FARO Technologies, Inc. (a), (c)	74,500	1,061,625
Integrated Device Technology,
Inc. (a), (c)	189,200	2,811,512
Mercury Computer Systems, Inc.
(a), (c)	48,000	777,600
Microsemi Corp. (a), (c)	53,500	1,557,385
TTM Technologies, Inc. (a), (c)	138,900	2,012,661
Zoran Corp. (a), (c)	74,000	1,619,120

		20,529,815

Services—0.5%
Perot Systems Corp., Class A (a),
(c)	101,600	1,580,896

Technology Hardware—5.6%
Avocent Corp. (a), (c)	58,400	1,853,616
Brooks Automation, Inc. (a), (c)	56,616	806,212
C-COR, Inc. (a), (c)	244,293	2,135,121
Cognex Corp. (c)	41,300	1,224,132
Dot Hill Systems Corp. (a), (c)	307,500	2,183,250
Emulex Corp. (a)	51,000	871,590
FEI Co. (a), (c)	82,400	1,635,640
Photon Dynamics, Inc. (a), (c)	78,500	1,471,875
SafeNet, Inc. (a), (c)	159,100	4,212,968

		16,394,404

Transportation—3.6%
AirTran Holdings, Inc. (a), (c)	197,900	3,583,969
American Commercial Lines, Inc.
(a)	80,900	3,818,480
Hub Group, Inc., Class A (a), (c)	33,400	1,522,372
Swift Transportation Co., Inc. (a),
(c)	69,600	1,512,408

		10,437,229

Total Common Stocks
(Identified cost $228,983,854)		282,080,471

Short-Term Investments—28.9%

Collateral for Securities on Loan—
25.5%
State Street Navigator Securities
Lending Prime Portfolio, 4.71%
(e), (f)	73,857,513	73,857,513

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—3.4%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$10,185,000 United States
Treasury Note, 2.50%, 10/31/06,
with a value of $10,154,353)
Proceeds of $9,955,508	$9,952	$9,952,000

Total Short-Term Investments
(Identified cost $83,809,512)		83,809,513

Total Investments—126.1%
(Identified cost $312,793,366) (b)		$365,889,984

Liabilities in Excess of Cash and
Other Assets—(26.1)%		(75,803,826)

Net Assets—100.0%		$290,086,158

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard U.S. Small Cap Equity Growth Portfolio

Common Stocks—93.6%

Banking—2.2%
Vineyard National Bancorp Co.	700	$20,510

Commercial Services—1.6%
Getty Images, Inc. (a)	195	14,602

Computer Software—2.3%
Stellent, Inc.	1,800	21,348

Drugs—2.4%
Millennium Pharmaceuticals, Inc.
(a)	2,245	22,697

Energy Exploration &
Production—0.8%
Swift Energy Co. (a)	193	7,230

Energy Services—4.6%
Dresser-Rand Group, Inc.	380	9,443
Dril-Quip, Inc. (a)	325	23,026
Todco, Class A	280	11,035

		43,504

Financial Services—1.9%
Clayton Holdings, Inc.	845	17,813

Health Services—1.6%
Healthspring, Inc.	815	15,167

Insurance—1.8%
Aspen Insurance Holdings, Ltd.	690	17,015

Leisure & Entertainment—8.3%
Caribou Coffee Co.	1,035	9,967
Life Time Fitness, Inc. (a)	590	27,641
Orient-Express Hotels, Ltd., Class
A	720	28,246
Winnebago Industries, Inc.	400	12,136

		77,990

Manufacturing—19.1%
A.S.V., Inc. (a)	480	15,466
BE Aerospace, Inc. (a)	970	24,366
Gardner Denver, Inc. (a)	335	21,842
Gibraltar Industries, Inc.	790	23,273
Hubbell, Inc., Class B	525	26,912
Kennametal, Inc.	525	32,098
RBC Bearings, Inc.	1,015	20,808
Trinity Industries, Inc.	280	15,229

		179,994

Medical Products—15.8%
Aspect Medical Systems, Inc. (a)	765	20,992

Description	Shares	Value

Barrier Therapeutics, Inc. (a)	2,770	$26,813
Dexcom, Inc.	1,170	23,716
Intuitive Surgical, Inc. (a)	170	20,060
PDL BioPharma, Inc. (a)	565	18,532
PSS World Medical, Inc. (a)	1,575	30,382
Wright Medical Group, Inc. (a)	440	8,690

		149,185

Metals & Mining—7.2%
Century Aluminum Co. (a)	440	18,678
Reliance Steel & Aluminum Co.	525	49,308

		67,986

Retail—7.6%
BJ's Wholesale Club, Inc. (a)	600	18,906
Dick's Sporting Goods, Inc. (a)	460	18,248
Guitar Center, Inc. (a)	450	21,465
Urban Outfitters, Inc. (a)	520	12,761

		71,380

Semiconductors & Components—
4.1%
Cree, Inc. (a)	830	27,232
Fargo Electronics (a)	690	11,668

		38,900

Technology Hardware—10.0%
ADTRAN, Inc.	570	14,923
Cadence Design Systems, Inc.
(a)	1,845	34,114
Entegris, Inc. (a)	2,630	27,983
Ingram Micro, Inc., Class A (a)	875	17,500

		94,520

Transportation—2.3%
Genesee & Wyoming, Inc., Class
A (a)	708	21,706

Total Common Stocks
(Identified cost $830,261)		881,547

Total Investments—93.6%
(Identified cost $830,261) (b)		$881,547

Cash and Other Assets in Excess of
Liabilities—6.4%		59,912

Net Assets—100.0%		$941,459

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks—99.6%

Australia—0.7%
BlueScope Steel, Ltd. (c)	1,527,215	$7,818,882

Belgium—1.5%
InBev NV	341,761	16,005,623

France—16.4%
Axa (c)	362,400	12,700,648
BNP Paribas SA (c)	244,700	22,697,878
France Telecom SA (c)	883,400	19,841,499
Lafarge SA (c)	153,200	17,334,427
Lagardere SCA (c)	188,610	14,710,477
Sanofi-Aventis (c)	169,986	16,148,119
Schneider Electric SA (c)	144,300	15,559,053
Total SA (c)	133,524	35,176,845
Vivendi SA (c)	577,300	19,798,875

Total France		173,967,821

Germany—7.7%
Allianz AG (c)	61,500	10,254,168
Bayerische Motoren Werke AG	209,500	11,522,774
Deutsche Bank AG (c)	98,600	11,245,983
Fresenius Medical Care AG & Co.
KGaA	73,300	8,746,212
Siemens AG	288,700	26,915,483
Volkswagen AG (c)	174,700	13,173,154

Total Germany		81,857,774

Ireland—2.8%
Bank of Ireland	897,360	16,669,179
CRH PLC	361,321	12,592,873

Total Ireland		29,262,052

Italy—9.4%
Assicurazioni Generali SpA (c)	302,900	11,392,510
Banco Popolare di Verona e
Novara Scrl (c)	506,660	13,390,857
Enel SpA (c)	1,914,350	16,170,218
Eni SpA (c)	706,430	20,072,726
Mediaset SpA (c)	901,200	10,600,505
Telecom Italia SpA (c)	3,655,650	10,650,501
UniCredito Italiano SpA (c)	2,434,250	17,571,739

Total Italy		99,849,056

Japan—23.7%
East Japan Railway Co.	2,251	16,635,918
Hoya Corp.	377,300	15,189,211
Mitsubishi UFJ Financial Group,
Inc.	2,560	39,054,157
Murata Manufacturing Co., Ltd.	170,300	11,503,441
Nidec Corp.	153,800	12,591,813
Nissan Motor Co., Ltd.	1,903,500	22,553,547
Nomura Holdings, Inc.	1,026,300	22,832,761

Description	Shares	Value

Sony Corp.	340,900	$15,746,292
Takeda Pharmaceutical Co., Ltd.	386,100	21,957,208
The Sumitomo Trust and Banking
Co., Ltd.	1,258,000	14,521,536
THK Co., Ltd.	38,300	1,227,002
Tokyo Gas Co., Ltd.	3,238,000	14,133,147
Toyota Motor Corp.	257,400	14,027,307
Yamato Holdings Co., Ltd.	893,000	18,239,936
Yokogawa Electric Corp.	666,400	11,832,427

Total Japan		252,045,703

Netherlands—3.3%
Royal Dutch Shell PLC, A Shares	388,032	12,124,474
TNT NV	677,000	23,406,584

Total Netherlands		35,531,058

Norway—2.8%
DNB NOR ASA (c)	1,307,500	17,581,824
Statoil ASA (c)	409,200	11,784,332

Total Norway		29,366,156

Singapore—1.2%
Oversea-Chinese Banking Corp.,
Ltd.	3,085,240	12,774,531

Spain—1.1%
Banco Bilbao Vizcaya Argentaria
SA (c)	560,900	11,688,471

Sweden—1.1%
Telefonaktiebolaget LM Ericsson,
B Shares (c)	3,104,000	11,788,804

Switzerland—11.7%
Compagnie Financiere Richemont
AG, A Shares	290,500	13,893,140
Credit Suisse Group	452,159	25,309,279
Julius Baer Holding, Ltd.	133,900	12,080,047
Nestle SA	71,895	21,290,404
Novartis AG	619,200	34,351,303
Zurich Financial Services AG (a)	74,800	17,528,791

Total Switzerland		124,452,964

United Kingdom—16.2%
BAE Systems PLC	1,363,200	9,948,803
Barclays PLC	1,930,600	22,553,660
BP PLC	947,770	10,866,546
Diageo PLC	1,581,242	24,862,986
Imperial Tobacco Group PLC	443,340	13,126,761
Marks & Spencer Group PLC	2,029,001	19,585,495
National Grid PLC	1,314,728	13,055,651
Reckitt Benckiser PLC	313,600	11,020,534
Royal Bank of Scotland Group
PLC	664,800	21,598,118
Tesco PLC	2,706,100	15,489,768

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard International Equity Portfolio (concluded)
Vodafone Group PLC	5,047,554	$10,550,065

Total United Kingdom		172,658,387

Total Common Stocks
(Identified cost $851,949,569)		1,059,067,282

Short-Term Investments—22.0%
Collateral for Securities on Loan—
21.1%
State Street Navigator Securities
Lending Prime Portfolio, 4.71%
(e), (f)	224,093,326	224,093,326

	Principal
	Amount
	(000)

Repurchase Agreement—0.9%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$9,825,000 United States
Treasury Note, 2.50%, 10/31/06,
with a value of $9,795,437)
Proceeds of $9,603,384	9,600	9,600,000

Total Short-Term Investments
(Identified cost $233,693,326)		233,693,326

Total Investments—121.6%
(Identified cost $1,085,642,895) (b)		$1,292,760,608

Liabilities in Excess of Cash and
Other Assets—(21.6)%		(229,357,482)

Net Assets—100.0%		$1,063,403,126

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard International Equity Select Portfolio
Common Stocks—96.4%
Denmark—1.0%
Danske Bank A/S ADR	12,600	$234,234

Finland—4.2%
Nokia Oyj Sponsored ADR	47,900	992,488

France—11.2%
Axa Sponsored ADR	14,600	510,416
Sanofi-Aventis ADR	9,700	460,265
Societe Generale Sponsored
ADR	16,700	503,171
Total SA Sponsored ADR	5,400	711,342
Vivendi SA Sponsored ADR	12,250	418,950

Total France		2,604,144

Germany—5.6%
Schering AG ADR	5,900	613,069
Siemens AG Sponsored ADR	7,600	708,092

Total Germany		1,321,161

Ireland—2.0%
Allied Irish Banks PLC Sponsored
ADR	9,800	465,304

Italy—5.0%
Eni SpA Sponsored ADR	11,900	678,062
SanPaolo IMI SpA Sponsored
ADR	13,450	480,434

Total Italy		1,158,496

Japan—18.2%
Canon, Inc. Sponsored ADR	11,300	746,365
Hoya Corp. Sponsored ADR	7,000	281,750
Kao Corp. Sponsored ADR	1,750	461,720
Mitsubishi UFJ Financial Group,
Inc. ADR	50,600	769,626
Mitsui Sumitomo Insurance Co.,
Ltd. ADR	1,750	241,500
Nissan Motor Co., Ltd. Sponsored
ADR	19,000	451,820
Nomura Holdings, Inc. ADR	37,000	820,290
Sumitomo Mitsui Financial Group,
Inc. ADR	42,950	468,155

Total Japan		4,241,226

Netherlands—7.0%
Heineken NV ADR	35,800	680,558
Royal Dutch Shell PLC, A Shares
ADR	10,900	678,634
TNT NV ADR	7,700	265,881

Total Netherlands		1,625,073

Description	Shares	Value

Sweden—1.9%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	11,900	$448,868

Switzerland—13.1%
Credit Suisse Group Sponsored
ADR	8,200	458,052
Nestle SA Sponsored ADR	9,700	720,419
Novartis AG ADR	12,400	687,456
Swiss Re Sponsored ADR	7,100	496,574
UBS AG	4,200	461,874
Zurich Financial Services AG
ADR (a)	9,700	227,465

Total Switzerland		3,051,840

United Kingdom—27.2%
Barclays PLC Sponsored ADR	17,800	833,040
BP PLC Sponsored ADR	9,800	675,612
Cadbury Schweppes PLC
Sponsored ADR	15,100	604,000
Diageo PLC Sponsored ADR	10,100	640,643
GlaxoSmithKline PLC ADR	13,200	690,492
HSBC Holdings PLC Sponsored
ADR	9,700	812,666
Imperial Tobacco Group PLC
ADR	9,100	544,908
Tesco PLC Sponsored ADR	21,600	370,915
Unilever PLC Sponsored ADR	11,100	455,877
Vodafone Group PLC Sponsored
ADR	34,000	710,600

Total United Kingdom		6,338,753

Total Common Stocks
(Identified cost $18,149,485)		22,481,587

	Principal
	Amount
	(000)

Repurchase Agreement—3.2%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$775,000 United States Treasury
Note, 2.50%, 10/31/06, with a
value of $772,668)
Proceeds of $772,095
(Identified cost $754,000)	$754	754,000

Total Investments—99.6%
(Identified cost $18,903,485) (b)		$23,235,587

Cash and Other Assets in Excess of
Liabilities—0.4%		88,727

Net Assets—100.0%		$23,324,314

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks—92.6%

Finland—2.5%
Sampo Oyj, A Shares	288,000	$6,053,847

France—14.4%
Lafarge SA	28,175	3,187,973
Lagardere SCA	50,946	3,973,490
Neopost SA	26,547	2,881,689
Sanofi-Aventis	66,500	6,317,284
Schneider Electric SA	38,923	4,196,847
Total SA	33,788	8,901,435
Vivendi SA	143,861	4,933,806

Total France		34,392,524

Germany—5.8%
Hypo Real Estate Holding AG	61,800	4,230,715
Puma AG	9,568	3,617,885
Wincor Nixdorf AG	46,772	5,886,517

Total Germany		13,735,117

Greece—2.9%
Cosmote Mobile
Telecommunications SA	163,240	3,773,107
EFG Eurobank Ergasias SA	82,860	3,186,676

Total Greece		6,959,783

Indonesia—1.9%
PT Telekomunikasi Indonesia
Sponsored ADR	147,500	4,470,725

Ireland—5.0%
Bank of Ireland	313,100	5,807,116
CRH PLC	178,425	6,220,518

Total Ireland		12,027,634

Italy—3.6%
Banco Popolare di Verona e
Novara Scrl	149,798	3,959,112
UniCredito Italiano SpA	641,952	4,633,958

Total Italy		8,593,070

Japan—18.4%
Benesse Corp.	121,900	4,339,181
Nissan Motor Co., Ltd.	673,300	7,977,569
Sompo Japan Insurance, Inc.	242,000	3,501,093
Sumitomo Mitsui Financial Group,
Inc.	663	7,304,856
Takamatsu Corp.	143,600	3,042,631
Takeda Pharmaceutical Co., Ltd.	96,100	5,465,133
Tokyo Gas Co., Ltd.	1,137,000	4,962,751
USS Co., Ltd.	61,820	4,202,021
Yokogawa Electric Corp.	174,000	3,089,499

Total Japan		43,884,734

Description	Shares	Value

Mexico—2.9%
Fomento Economico Mexicano
SA de CV Sponsored ADR	41,900	$3,840,554
Kimberly-Clark de Mexico SA de
CV	897,900	3,067,116

Total Mexico		6,907,670

Morocco—1.4%
Maroc Telecom	225,635	3,276,626

Netherlands—1.9%
TNT NV	131,357	4,541,534

Norway—5.6%
DNB NOR ASA	455,900	6,130,443
Statoil ASA	246,650	7,103,141

Total Norway		13,233,584

South Africa—1.4%
Edgars Consolidated Stores, Ltd.	542,527	3,387,438

South Korea—2.5%
Kookmin Bank Sponsored ADR	69,400	5,935,088

Sweden—4.0%
Sandvik AB	83,900	4,957,331
Telefonaktiebolaget LM Ericsson	1,211,000	4,599,304

Total Sweden		9,556,635

Switzerland—7.6%
Compagnie Financiere Richemont
AG, A Shares	93,281	4,461,157
Julius Baer Holding, Ltd.	51,996	4,690,920
Novartis AG	163,537	9,072,527

Total Switzerland		18,224,604

United Kingdom—10.8%
Collins Stewart Tullett PLC	378,676	4,778,460
Diageo PLC	315,646	4,963,125
Imperial Tobacco Group PLC	183,675	5,438,394
National Grid PLC	559,849	5,559,472
Tesco PLC	867,186	4,963,789

Total United Kingdom		25,703,240

Total Common Stocks
(Identified cost $198,570,799)		220,883,853

Preferred Stock—3.6%

Germany—3.6%
Porsche AG
(Identified cost $6,457,667)	8,847	8,457,894

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Lazard International Strategic Equity Portfolio (concluded)
	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—13.7%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$34,865,000 United States
Treasury Note, 4.25%, 08/15/15,
with a value of $33,334,531)
Proceeds of $34,877,290
(Identified cost $32,680,000)	$32,680	$32,680,000

Total Investments—109.9%
(Identified cost $237,708,466) (b)		$262,021,747

Liabilities in Excess of Cash and
Other Assets—(9.9)%		(23,520,480)

Net Assets—100.0%		$238,501,267

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio

Common Stocks—98.5%

Australia—3.5%
ABC Learning Centres, Ltd. (c)	1,114,523	$6,619,940
John Fairfax Holdings, Ltd. (c)	1,626,894	4,651,828
Macquarie Infrastructure Group
(c)	3,246,919	8,820,973

Total Australia		20,092,741

Finland—2.2%
Amer Sports Oyj (c)	194,600	3,965,738
Sampo Oyj, A Shares	404,700	8,506,916

Total Finland		12,472,654

France—3.5%
Carbone Lorraine SA (c)	165,226	8,831,712
Neopost SA	103,000	11,180,695

Total France		20,012,407

Germany—4.6%
Fielmann AG (c)	84,244	7,238,298
Patrizia Immobilien AG	60,150	1,699,658
Puma AG	22,232	8,406,439
Techem AG	201,346	8,835,069

Total Germany		26,179,464

Greece—3.6%
Athens Stock Exchange SA	175,894	2,767,155
OPAP SA	210,550	8,036,299
Piraeus Bank SA	315,800	9,554,132

Total Greece		20,357,586

Hong Kong—2.5%
Esprit Holdings, Ltd.	1,295,765	10,085,789
Sa Sa International Holdings, Ltd.	11,605,000	4,187,452

Total Hong Kong		14,273,241

Ireland—7.1%
Anglo Irish Bank Corp. PLC	653,268	10,751,509
DCC PLC	436,000	10,130,406
Grafton Group PLC Units (a)	786,800	10,311,739
Irish Life & Permanent PLC	397,700	9,529,276

Total Ireland		40,722,930

Italy—1.6%
Lottomatica SpA (c)	216,200	9,157,203

Japan—34.7%
ABC-Mart, Inc. (c)	191,000	5,131,537
Aoyama Trading Co., Ltd.	193,700	6,386,075
Asahi Pretec Corp.	266,800	8,321,248
Asia Securities Printing Co., Ltd.	582,800	5,462,978
Bosch Corp. (c)	1,189,000	5,592,804
Chiyoda Corp. (c)	397,000	9,219,256

Description	Shares	Value

Credit Saison Co., Ltd.	218,000	$12,027,968
Daito Trust Construction Co., Ltd.
(c)	180,200	9,377,303
Dodwell BMS, Ltd.	427,700	3,490,763
Don Quijote Co., Ltd. (c)	93,000	7,007,119
eAccess, Ltd. (c)	5,410	4,172,472
Eizo Nanao Corp. (c)	141,400	4,829,579
Hisamitsu Pharmaceutical Co.,
Inc. (c)	371,000	9,244,343
Hogy Medical Co., Ltd.	113,500	6,041,020
Ito En, Ltd. (c)	168,000	5,866,260
JSR Corp. (c)	340,700	10,106,365
Leopalace21 Corp. (c)	266,400	9,979,558
Mars Engineering Corp. (c)	206,100	5,554,691
Nissen Co., Ltd. (c)	510,200	8,367,124
NIWS Co. HQ, Ltd. (c)	6,865	7,971,057
OSG Corp. (c)	528,500	11,220,379
Rinnai Corp. (c)	242,300	7,249,080
Secom Techno Service Co., Ltd.	154,800	6,402,441
Suruga Bank, Ltd.	860,000	11,596,407
Takamatsu Corp.	222,200	4,708,026
THK Co., Ltd.	40,600	1,300,687
USS Co., Ltd.	86,010	5,846,260
Yokogawa Electric Corp. (c)	323,800	5,749,309

Total Japan		198,222,109

Netherlands—7.8%
Fugro NV (c)	299,194	11,495,708
Hunter Douglas NV	98,052	6,502,437
James Hardie Industries NV	1,227,500	8,297,550
Koninklijke Boskalis Westminster
NV	146,236	9,432,366
SBM Offshore NV	86,302	8,642,273

Total Netherlands		44,370,334

Norway—1.6%
Stolt Offshore SA (a), (c)	583,900	9,163,961

Spain—4.3%
Abengoa SA (c)	242,800	5,944,067
Corporacion Mapfre SA (c)	280,926	5,714,770
Indra Sistemas SA (c)	323,151	6,562,005
Prosegur Compania de Seguridad
SA	261,278	6,592,468

Total Spain		24,813,310

Sweden—3.9%
Getinge AB, B Shares (c)	557,500	9,013,049
Lindex AB (a)	513,200	7,572,527
Swedish Match AB (c)	404,300	5,524,712

Total Sweden		22,110,288

Switzerland—1.5%
Geberit AG	9,200	8,764,587

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard International Small Cap Portfolio (concluded)

United Kingdom—16.1%
Bunzl PLC	514,363	$6,093,651
Cattles PLC	1,038,112	6,630,925
Enodis PLC	2,882,779	7,500,492
Enterprise Inns PLC	530,350	8,757,631
Filtrona PLC	1,009,754	5,718,550
Intertek Group PLC	618,600	8,825,371
Man Group PLC	221,660	9,477,447
Northgate PLC	571,000	11,241,366
Premier Oil PLC (a)	441,776	7,203,061
Regus Group PLC (a)	5,073,183	9,987,655
Signet Group PLC Sponsored
ADR (c)	295,136	5,601,681
William Hill PLC	499,800	5,197,237

Total United Kingdom		92,235,067

Total Common Stocks
(Identified cost $365,699,835)		562,947,882

Warrant—0.1%
Japan—0.1%
Belluna Co., Ltd. Right,
09/29/06 (a), (g)
(Identified cost $20,894)	21,850	428,148

Short-Term Investments—20.5%
Collateral for Securities on Loan—19.7%
State Street Navigator Securities
Lending Prime Portfolio, 4.71%
(e), (f)	112,482,839	112,482,839

	Principal
	Amount
	(000)

Repurchase Agreement—0.8%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$4,655,000 United States
Treasury Note, 2.50%, 10/31/06,
with a value of $4,640,993)
Proceeds of $4,550,604	$4,549	4,549,000

Total Short-Term Investments
(Identified cost $117,031,839)		117,031,839

Total Investments—119.1%
(Identified cost $482,752,568) (b)		$680,407,869

Liabilities in Excess of Cash and
Other Assets—(19.1)%		(109,171,237)

Net Assets—100.0%		$571,236,632

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio

Common Stocks—85.0%

Argentina—0.2%
Banco Macro Bansud SA ADR (c)	148,800	$3,411,984

Brazil—8.8%
Brasil Telecom Participacoes SA
ADR (c)	701,000	25,439,290
Companhia de Concessoes
Rodoviarias	3,088,700	28,829,384
Companhia Siderurgica Nacional
SA Sponsored ADR (c)	713,400	22,415,028
Grendene SA	1,473,300	11,674,542
Petroleo Brasileiro SA ADR	610,500	52,912,035
Souza Cruz SA	1,499,500	22,804,061
Ultrapar Participacoes SA
Sponsored ADR (c)	900,000	15,984,000

Total Brazil		180,058,340

Chile—0.4%
Administradora de Fondos de
Pensiones Provida SA
Sponsored ADR	317,400	8,442,840

China—2.1%
CNOOC, Ltd. ADR (c)	253,000	19,779,540
People's Food Holdings, Ltd.	27,811,400	22,171,434

Total China		41,950,974

Egypt—3.5%
Eastern Tobacco	486,295	29,622,748
Orascom Construction Industries	269,720	11,075,062
Orascom Telecom Holding SAE	545,000	29,964,332

Total Egypt		70,662,142

Hong Kong—3.6%
China Netcom Group Corp. (Hong
Kong), Ltd.	7,258,500	12,814,868
Hutchison Telecommunications
International, Ltd. (a)	13,762,000	23,498,714
Pacific Basin Shipping, Ltd.	50,815,000	23,410,713
Texwinca Holdings, Ltd.	17,914,000	13,620,444

Total Hong Kong		73,344,739

Hungary—1.7%
Gedeon Richter Rt.	94,690	19,064,888
MOL Magyar Olaj-es Gazipari Rt.	145,700	14,931,572

Total Hungary		33,996,460

India—8.2%
Hero Honda Motors, Ltd.	1,171,049	23,413,097
Hindalco Industries, Ltd.	5,316,250	21,711,152
Hindustan Lever, Ltd.	3,101,400	18,790,037
Oil and Natural Gas Corp., Ltd.	851,382	24,931,078

Description	Shares	Value

Satyam Computer Services, Ltd.	1,917,189	$36,394,971
State Bank of India	1,911,100	41,532,601

Total India		166,772,936

Indonesia—4.4%
PT Bank Mandiri	119,270,000	22,181,831
PT Telekomunikasi Indonesia
Sponsored ADR (c)	1,476,900	44,764,839
PT United Tractors	48,214,400	23,876,395

Total Indonesia		90,823,065

Israel—1.5%
Bank Hapoalim BM	6,833,400	31,672,685

Mexico—6.6%
Cemex SA de CV Sponsored
ADR	236,700	15,451,776
Desarrolladora Homex SA de CV
ADR (a), (c)	614,192	21,699,404
Fomento Economico Mexicano
SA de CV Sponsored ADR	305,600	28,011,296
Grupo Mexico SA de CV	9,415,000	26,620,338
Grupo Televisa SA Sponsored
ADR	1,200,400	23,887,960
Kimberly-Clark de Mexico SA de
CV	5,561,500	18,997,399

Total Mexico		134,668,173

Morocco—1.1%
Maroc Telecom	1,581,745	23,548,040

Peru—0.5%
Credicorp, Ltd. (c)	409,900	10,854,152

Philippines—1.4%
Philippine Long Distance
Telephone Co. Sponsored ADR
(c)	735,500	27,632,735

Russia—3.3%
Evraz Group SA GDR	988,900	25,216,950
Mobile TeleSystems Sponsored
ADR (c)	906,955	30,020,211
Trader Media East, Ltd. GDR	1,203,056	11,429,032

Total Russia		66,666,193

South Africa—8.7%
Aquarius Platinum, Ltd.	1,441,300	20,350,070
Edgars Consolidated Stores, Ltd.	4,709,600	29,405,873
Kumba Resources, Ltd.	1,384,282	25,040,358
Murray & Roberts Holdings, Ltd.	5,175,702	23,256,865
Old Mutual PLC (c)	8,849,200	30,890,649
Sanlam, Ltd.	4,065,790	10,882,559

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Emerging Markets Portfolio (concluded)
Steinhoff International Holdings,
Ltd.	10,365,256	$37,328,037

Total South Africa		177,154,411

South Korea—18.9%
Hite Brewery Co., Ltd.	108,900	15,522,719
Hyundai Motor Co.	143,500	12,066,022
Kangwon Land, Inc.	1,433,200	28,320,321
Kookmin Bank	884,783	76,399,211
KT Corp. Sponsored ADR	762,336	16,237,757
LG Electronics, Inc.	391,300	31,734,102
LG Household & Health Care,
Ltd.	414,800	29,029,383
LG.Philips LCD Co., Ltd. ADR (a),
(c)	879,100	19,955,570
Lotte Shopping Co., Ltd. GDR (d)	1,434,400	28,946,192
Samsung Electronics Co., Ltd.	120,981	78,441,857
Samsung SDI Co., Ltd.	157,000	12,764,884
Shinhan Financial Group Co., Ltd.	364,690	16,326,882
SK Corp.	295,200	19,808,614

South Korea		385,553,514

Taiwan—8.0%
Advantech Co., Ltd.	5,899,334	16,341,595
Chinatrust Financial Holding Co.,
Ltd.	21,566,958	15,317,630
Chunghwa Telecom Co., Ltd.
Sponsored ADR (c)	753,100	14,753,229
Delta Electronics, Inc.	5,080,000	11,817,958
Delta Electronics, Inc. Sponsored
GDR	740,056	8,473,641
Fubon Financial Holding Co., Ltd.	20,377,000	17,266,516
Hon Hai Precision Industry Co.,
Ltd.	5,442,535	33,707,695
Taiwan Semiconductor
Manufacturing Co., Ltd.	18,271,736	36,144,865
Taiwan Semiconductor
Manufacturing Co., Ltd.
Sponsored ADR (c)	1,042,700	10,489,562

Total Taiwan		164,312,691

Thailand—0.6%
Thai Union Frozen Products PCL	15,870,600	12,343,120

Turkey—1.5%
Turkcell Iletisim Hizmetleri AS
ADR (c)	1,863,729	31,068,362

Total Common Stocks
(Identified cost
$1,277,978,591)		1,734,937,556

Preferred Stocks—10.0%

Brazil—9.4%
Bradespar SA	1,012,500	33,701,799

Description	Shares	Value

Caemi Mineracao e Metalurgia
SA	33,841,900	$59,713,663
Companhia de Bebidas das
Americas ADR (c)	719,291	30,900,742
Gerdau SA Sponsored ADR (c)	996,200	22,434,424
Klabin SA	7,683,000	16,175,855
Telemar Norte Leste SA	1,126,417	29,470,755

Total Brazil		192,397,238

South Korea—0.6%
Hyundai Motor Co.	235,760	12,617,218

Total Preferred Stocks
(Identified cost $141,976,816)		205,014,456

Short-Term Investments—13.6%
Collateral for Securities on Loan—
9.6%
State Street Navigator Securities
Lending Prime Portfolio, 4.71%
(e), (f)	195,424,182	195,424,182

	Principal
	Amount
	(000)

Repurchase Agreement—4.0%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$84,270,000 United States
Treasury Note, 2.50%, 10/31/06,
with a value of $84,016,432)
Proceeds of $82,397,035	$82,368	82,368,000

Total Short-Term Investments
(Identified cost $277,792,182)		277,792,182

Total Investments—108.6%
(Identified cost $1,697,747,589) (b)		$2,217,744,194

Liabilities in Excess of Cash and
Other Assets—(8.6)%		(176,353,882)

Net Assets—100.0%		$2,041,390,312

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio

Corporate Bonds—94.1%

Aerospace & Defense—1.8%
Sequa Corp.,
8.875%, 04/01/08	$1,300	$1,358,500

Agriculture—1.4%
Southern States Cooperative, Inc.,
10.50%, 11/01/10 (d)	1,000	1,061,250

Automotive—5.6%
Ford Motor Credit Co.,
7.00%, 10/01/13 (c)	1,625	1,430,255
General Motors Acceptance Corp.:
6.75%, 12/01/14 (c)	1,325	1,189,710
8.00%, 11/01/31 (c)	350	328,125
TRW Automotive, Inc.:
9.375%, 02/15/13 (c)	870	940,687
11.00%, 02/15/13	227	253,673
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	2,840	284

		4,142,734

Broadcasting—1.6%
CanWest Media, Inc.,
8.00%, 09/15/12 (c)	1,161	1,189,689

Building & Construction—1.5%
KB Home,
7.75%, 02/01/10 (c)	1,060	1,090,475

Building Materials—2.1%
Goodman Global Holding Co., Inc.,
7.875%, 12/15/12 (c)	390	385,125
Legrand SA,
8.50%, 02/15/25	925	1,129,656

		1,514,781

Cable Television—5.4%
CCH I LLC,
11.00%, 10/01/15	559	464,669
EchoStar DBS Corp.:
5.75%, 10/01/08	50	49,563
6.625%, 10/01/14 (c)	810	781,650
Mediacom Broadband LLC,
11.00%, 07/15/13	825	880,687
Rogers Cable, Inc.,
6.25%, 06/15/13	905	898,212
Shaw Communications, Inc.,
7.25%, 04/06/11 (c)	900	934,875

		4,009,656

	Principal
	Amount
Description	(000)	Value

Chemicals—5.1%
ARCO Chemical Co.,
9.80%, 02/01/20	$535	$581,813
Huntsman ICI Chemicals,
10.125%, 07/01/09 (c)	825	845,625
Huntsman International LLC,
9.875%, 03/01/09	325	339,625
Lyondell Chemical Co.,
9.625%, 05/01/07	575	593,687
NOVA Chemicals Corp.,
6.50%, 01/15/12 (c)	687	638,910
Tronox Worldwide LLC,
9.50%, 12/01/12 (d)	725	759,437

		3,759,097

Computer Software—1.2%
SunGard Data Systems, Inc.,
10.25%, 08/15/15 (d)	824	867,260

Diversified—3.0%
AMSTED Industries, Inc.,
10.25%, 10/15/11 (d)	1,345	1,496,313
The Greenbrier Cos., Inc.,
8.375%, 05/15/15	700	722,750

		2,219,063

Drugs—0.6%
Elan Finance PLC,
7.75%, 11/15/11	500	476,250

Electric Generation—2.1%
Caithness Coso Funding Corp.,
6.263%, 06/15/14 (d)	741	709,055
NRG Energy, Inc.,
7.375%, 02/01/16	125	127,969
Reliant Energy, Inc.,
6.75%, 12/15/14	825	734,250

		1,571,274

Electric Integrated—2.4%
Mission Energy Holding Co.,
13.50%, 07/15/08	500	573,750
MSW Energy Holdings LLC:
7.375%, 09/01/10	425	437,750
8.50%, 09/01/10	695	736,700

		1,748,200

Electronics—2.5%
Freescale Semiconductor, Inc.,
7.125%, 07/15/14	750	781,875
Thomas & Betts Corp.,
7.25%, 06/01/13	1,000	1,041,250

		1,823,125

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)

Energy Exploration &
Production—1.9%
Chesapeake Energy Corp.,
6.375%, 06/15/15 (c)	$725	$714,125
Kerr-McGee Corp.,
6.875%, 09/15/11	400	417,855
Pogo Producing Co.,
6.875%, 10/01/17 (c)	250	249,375

		1,381,355

Energy Integrated—0.2%
Verasun Energy Corp.,
9.875%, 12/15/12 (d)	125	132,500

Environmental—1.3%
Allied Waste North America, Inc.,
8.875%, 04/01/08	230	241,500
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	718,813

		960,313

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/08 (a), (h), (i), (j)	20,000	0
Morgan Guarantee Trust,
0.00%, 07/31/06 (a), (h), (i), (j)	10,569	0

		0

Food & Beverages—0.7%
Dole Foods Co., Inc.,
8.875%, 03/15/11 (c)	98	98,000
NBTY, Inc.,
7.125%, 10/01/15 (d)	475	448,875

		546,875

Forest & Paper Products—4.6%
Bowater Canada Finance,
7.95%, 11/15/11	1,050	1,047,375
Georgia-Pacific Corp.:
8.125%, 05/15/11	300	313,500
9.50%, 12/01/11	500	547,500
Smurfit Capital Funding PLC,
7.50%, 11/20/25	1,600	1,508,000

		3,416,375

Gaming—4.6%
Kerzner International, Ltd.,
6.75%, 10/01/15	755	798,412
Majestic Star Casino LLC:
9.50%, 10/15/10	250	265,625
9.75%, 01/15/11 (d)	100	101,750
Mandalay Resorts Group:
9.375%, 02/15/10 (c)	1,035	1,120,387

	Principal
	Amount
Description	(000)	Value

10.25%, 08/01/07	$655	$691,025
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	405	422,213

		3,399,412

Gas Distribution—4.6%
ANR Pipeline Co.,
8.875%, 03/15/10	500	533,125
Ferrellgas Partners LP,
8.75%, 06/15/12	584	592,760
Northwest Pipeline Corp.,
8.125%, 03/01/10	850	895,687
Southern Natural Gas Co.,
8.875%, 03/15/10	500	532,500
The Williams Cos., Inc.,
8.75%, 03/15/32 (c)	710	828,925

		3,382,997

Health Services—2.2%
Fresenius Medical Capital Trust,
7.875%, 02/01/08	1,120	1,148,000
Tenet Healthcare Corp.,
7.375%, 02/01/13 (c)	500	457,500

		1,605,500

Hotels—3.8%
Host Marriott LP,
9.25%, 10/01/07	1,285	1,342,825
ITT Corp.,
7.375%, 11/15/15	750	813,750
MeriStar Hospitality Corp.:
9.00%, 01/15/08	295	313,066
9.125%, 01/15/11	270	312,714

		2,782,355

Insurance—3.1%
Crum & Forster Holdings Corp.,
10.375%, 06/15/13 (c)	425	434,563
Leucadia National Corp.,
7.00%, 08/15/13 (c)	950	953,562
Presidential Life Corp.,
7.875%, 02/15/09	865	865,000

		2,253,125

Leisure & Entertainment—1.7%
Intrawest Corp.,
7.50%, 10/15/13	845	855,563
Royal Caribbean Cruises, Ltd.,
8.00%, 05/15/10 (c)	400	429,500

		1,285,063

Machinery—1.1%
Case New Holland, Inc.:
6.00%, 06/01/09 (c)	725	710,500

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value

Lazard High Yield Portfolio (continued)
9.25%, 08/01/11	$125	$132,969

		843,469

Media Services—0.7%
The Interpublic Group of Cos., Inc.,
6.25%, 11/15/14 (c)	600	514,500

Metals & Mining—3.4%
Arch Western Finance LLC,
6.75%, 07/01/13	1,000	995,000
Century Aluminum Co.,
7.50%, 08/15/14 (c)	225	233,438
Massey Energy Co.,
6.875%, 12/15/13 (d)	800	788,000
Peabody Energy Corp.,
6.875%, 03/15/13 (c)	500	508,750

		2,525,188

Packaging—0.7%
Graham Packaging Co., Inc.:
8.50%, 10/15/12	250	253,750
9.875%, 10/15/14 (c)	250	253,750

		507,500

Printing & Publishing—3.3%
Clarke American Corp.,
11.75%, 12/15/13 (d)	475	479,750
Dex Media East LLC,
12.125%, 11/15/12 (c)	195	223,275
Phoenix Color Corp.,
11.00%, 02/01/09	515	486,031
R.H. Donnelley Corp.:
8.875%, 01/15/16 (d)	400	416,000
10.875%, 12/15/12	440	490,600
The Sheridan Group, Inc.,
10.25%, 08/15/11	300	309,000

		2,404,656

Real Estate—2.4%
AMR Real Estate Partners:
7.125%, 02/15/13	500	492,500
8.125%, 06/01/12	350	360,500
CB Richard Ellis Services, Inc.,
9.75%, 05/15/10	227	244,592
Forest City Enterprises, Inc.,
7.625%, 06/01/15	475	501,125
Senior Housing Properties Trust,
7.875%, 04/15/15	179	186,608

		1,785,325

Retail—4.0%
Saks, Inc.,
9.875%, 10/01/11	1,225	1,353,625

	Principal
	Amount
Description	(000)	Value

Stater Bros. Holdings, Inc.,
8.125%, 06/15/12	$550	$551,375
The Jean Coutu Group (PJC), Inc.,
8.50%, 08/01/14 (c)	450	411,750
The Neiman-Marcus Group, Inc.,
10.375%, 10/15/15 (c), (d)	600	636,000

		2,952,750

Steel—1.9%
International Steel Group, Inc.,
6.50%, 04/15/14 (c)	725	719,563
United States Steel Corp.:
9.75%, 05/15/10 (c)	294	317,520
10.75%, 08/01/08	364	400,400

		1,437,483

Support Services—1.9%
H&E Equipment Services LLC,
11.125%, 06/15/12 (c)	780	865,800
Hertz Corp.,
8.875%, 01/01/14 (d)	550	572,000

		1,437,800

Telecommunications—7.6%
American Cellular Corp.,
10.00%, 08/01/11	625	678,125
Citizens Communications Co.,
6.25%, 01/15/13 (c)	1,000	975,000
Intelsat Subsidiary Holding Co.,
Ltd.,
8.25%, 01/15/13	800	814,000
PanAmSat Corp.,
9.00%, 08/15/14 (c)	846	888,300
Qwest Corp.,
7.875%, 09/01/11	800	853,000
Rogers Wireless, Inc.,
9.625%, 05/01/11	1,000	1,142,500
Stratos Global Corp.,
9.875%, 02/15/13 (d)	250	247,500

		5,598,425

Transportation—2.1%
Kansas City Southern Railway Co.,
7.50%, 06/15/09	610	620,675
Stena AB,
7.50%, 11/01/13	975	965,250

		1,585,925

Total Corporate Bonds
(Identified cost $70,358,512)		69,570,245

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard High Yield Portfolio (concluded)

Preferred Stock—1.3%

Broadcasting—1.3%
Paxson Communications Corp.,
14.25%, 11/15/06 (c)	111	$971,223

Total Preferred Stock
(Identified cost $860,696)		971,223

Warrants—0.0%
Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	5
03/16/11 (a), (d), (g)	470	5

		10

Retail—0.0%
Travelcenters of America, Inc.:
05/01/09 (a), (d), (g)	810	8
05/01/09 (a), (g)	965	10

		18

Total Warrants
(Identified cost $74,226)		28

Short-Term Investments—25.2%
Collateral for Securities on Loan—
22.7%
State Street Navigator Securities
Lending Prime Portfolio, 4.71%
(e), (f)	16,746,509	16,746,509

	Principal
	Amount
	(000)

Repurchase Agreement—2.5%
State Street Bank and Trust Co.,
4.23%, 04/03/06
(Dated 03/31/06, collateralized by
$1,890,000 United States
Treasury Note, 2.50%, 10/31/06,
with a value of $1,884,313)
Proceeds of $1,844,650	$ 1,844	1,844,000

Total Short-Term Investments
(Identified cost $18,590,509)		$18,590,509

Total Investments—120.6%
(Identified cost $89,883,943) (b)		$89,132,005

Liabilities in Excess of Cash and
Other Assets—(20.6)%		(15,246,476)

Net Assets—100.0%		$73,885,529

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)

Equity	$70,512,580	$6,874,199	$1,277,981	$5,596,218
U.S. Equity Value	176,377	5,787	2,153	3,634
U.S. Strategic	59,105,227	1,423,556	911,728	511,828
Equity
Mid Cap	212,054,398	24,180,370	5,501,746	18,678,624
Small Cap	312,793,366	56,775,932	3,679,314	53,096,618
U.S. Small Cap	830,261	57,064	5,778	51,286
Equity Growth
International	1,085,642,895	215,849,719	8,732,006	207,117,713
Equity
International	18,903,485	4,399,351	67,249	4,332,102
Equity Select
International	237,708,466	25,041,275	727,994	24,313,281
Strategic Equity
International	482,752,568	203,648,369	5,993,068	197,655,301
Small Cap
Emerging Markets	1,697,747,589	532,963,685	12,967,080	519,996,605
High Yield	89,883,943	2,997,611	3,749,549	(751,938)

(c)	Security or portion thereof is out on loan.

(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

(e)	Rate shown reflects 7 day yield as of March 31, 2006.

(f)	Represents security purchased with cash collateral received for securities on loan.

(g)	Date shown is the expiration date.

(h)	Issue in default.

(i)	Bankrupt issuer; security valued at zero.

(j)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

The Lazard Funds, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

			Lazard
	Lazard	Lazard	International	Lazard	Lazard
	International	International	Strategic	International	Emerging
	Equity	Equity Select	Equity	Small Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Industry
Alcohol & Tobacco	5.1%	8.0%	4.4%	1.0%	4.8%
Automotive	5.8	1.9	6.9	1.0	2.4
Banking	21.6	23.6	12.9	5.6	9.8
Building & Construction	2.8	-	5.2	9.8	3.5
Chemicals	-	-	-	4.3	-
Commercial Services	-	-	1.8	15.2	-
Computer Software	-	-	-	1.4	-
Consumer Products	2.3	2.0	1.9	3.1	6.4
Drugs	6.8	10.5	8.7	1.6	0.9
Electric	2.8	-	2.3	-	-
Energy Exploration & Production.	-	-	-	1.3	2.2
Energy Integrated	8.5	11.8	6.7	-	5.1
Energy Services	-	-	-	5.1	-
Financial Services	4.9	3.5	10.9	8.6	4.1
Food & Beverages.	2.0	7.6	1.6	1.0	3.1
Forest & Paper Products	-	-	1.3	1.1	1.7
Gas Utilities	1.3	-	2.1	-	-
Health Services	0.8	-	-	-	-
Insurance	4.9	6.3	1.5	1.0	-
Leisure & Entertainment	4.2	1.8	5.6	8.4	2.6
Manufacturing	5.0	3.0	5.0	7.2	1.2
Media-Diversified	-	-	-	-	0.6
Medical Products	-	-	-	2.6	-
Metals & Mining	0.7	-	-	-	12.6
Real Estate	-	-	-	2.1	-
Retail	3.3	1.6	5.0	11.4	3.4
Semiconductors & Components	3.6	4.4	3.8	1.0	8.5
Technology	2.7	-	-	1.1	1.8
Technology Hardware	1.1	6.2	1.9	1.5	2.6
Telecommunications	3.9	3.1	4.8	0.7	15.1
Transportation	5.5	1.1	1.9	1.5	2.6

Subtotal	99.6	96.4	96.2	98.6	95.0
Collateral for Securities on Loan	21.1	-	-	19.7	9.6
Repurchase Agreements	0.9	3.2	13.7	0.8	4.0

Total Investments	121.6%	99.6%	109.9%	119.1%	108.6%

The Lazard Funds, Inc.
Portfolios of Investments (concluded)
March 31, 2006 (unaudited)

Valuation of Investments— Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC, determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.                     Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                     Exhibits.

               Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2006